Finance income and costs - Summary Of Finance Costs (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Finance costs [Abstract]
Interest accrued on bank loan (note 21(a))	₽ (559,527)	₽ (642,764)		₽ (706,036)
Interest accrued on other loan (note 21(b))	(6,391)	(1,562)
Interest accrued on lease liabilities (note 23)	(32,941)
Other finance costs	(4,421)
Total finance costs	₽ (603,280)	₽ (644,326)	[1]	₽ (706,036)	[2]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.